Leases - Supplemental Balance Sheet Information Related to Operating Leases (Details) $ in Millions	Mar. 31, 2019 USD ($)
Leases [Abstract]
Right-of-use assets	$ 80.7
Current operating lease liabilities	21.8
Non-current operating lease liabilities	$ 59.4